SHARE-BASED COMPENSATION - Share Options (Details) - $ / shares		1 Months Ended		12 Months Ended
	Dec. 30, 2019	Dec. 31, 2018	Oct. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of the stock option activity, Options granted share Number:
Outstanding at end of year (in shares)				2,658,882
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at end of year (in dollars per share)				$ 0.648
Employee Stock Option
Summary of the stock option activity, Options granted share Number:
Exercised (in shares)				(3,944,400)	(2,560,304)	(2,968,984)
Employee Stock Option | Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)			4 years	4 years
Employee Stock Option | Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)			5 years	5 years
2014 Share Incentive Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Maximum number of shares under the plan			135,032,132
Expire period			10 years
Modification of exercise price of number of stock options granted	8,113,145
Modified of exercise price of stock options granted	$ 0.6
2019 Share Incentive Plan | Employee Stock Option | Maximum
SHARE-BASED COMPENSATION
Maximum percentage of shares available for issuance, based on total number of shares issued and outstanding on September 29, 2019		2.00%
Maximum percentage of number of shares increased in each year		2.00%
Maximum percentage of aggregate number of shares initially reserved and subsequently increased during the term of the total number of shares issued and outstanding on September 29		8.00%
2014 Share Incentive Plan and 2019 share Incentive Plan | Employee Stock Option
Summary of the stock option activity, Options granted share Number:
Outstanding at beginning of year (in shares)				7,259,362	9,986,146	13,341,466
Exercised (in shares)				(3,944,400)	(2,560,304)	(2,968,984)
Granted (in shares)				0	128,000	0
Cancelled/Forfeited (in shares)				(656,080)	(294,480)	(386,336)
Outstanding at end of year (in shares)				2,658,882	7,259,362	9,986,146
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at beginning of year (in dollars per share)				$ 0.5533	$ 0.5556	$ 0.5703
Exercised (in dollars per share)				0.5205	0.5574	0.611
Granted (in dollars per share)					0.65
Cancelled/forfeited (in dollars per shares)				0.3667	0.6368	0.6381
Outstanding at end of year (in dollars per share)				$ 0.648	$ 0.5533	$ 0.5556